FRANKLIN TEMPLETON ONE FRANKLIN PARKWAY SAN MATEO, CA 94403-1906

May 3, 2024

Filed Via EDGAR (CIK #0000795402)

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Templeton Income Trust ("Registrant")

File Nos. 033-06510 & 811-04706

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 25, 2024.

Sincerely yours,

Templeton Income Trust

/s/NAVID J. TOFIGH

Navid J. Tofigh

Vice President and Secretary